Related Party Disclosures	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Related Party Disclosures [Text Block]
15.	Related Party Disclosures

Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of the transactions between the Company and other related parties are disclosed below:

a)	Trading transactions

There had been no material trading transactions with related parties during each of the years ended August 31, 2018, 2017 and 2016, other than the participation by certain related parties in certain equity offerings as listed below:

(i)	on March 11, 2016, pursuant to the Private Placement, Mr. Donald Bubar subscribed for 1,000,000 PP Units at $0.10 per unit (note 12(b)(iii)); and

(ii)

the participation by certain related parties in the November 2017 Private Placement, whereby Donald Bubar, Director, President and CEO, Mark Wiseman, Vice President Sustainability, Patricia Mohr, Director subscribed for 200,000, 55,000 and 50,000 flow-through shares at $0.145 per share, respectively.

b)	Compensation of key management personnel

The remuneration of directors and other key members of the Company’s senior management team during the years ended August 31, 2018, August 31, 2017 and August 31, 2016 are as follows:

	August 31,	August 31,	August 31,
	2018	2017	2016

Salaries, benefits and directors’ fees (1)	$1,692,551	$1,744,508	$1,803,314
Share based compensation (2)	118,991	281,657	337,541

	$1,811,542	$2,026,165	$2,140,855

(1)	Salaries and benefits of key management personnel capitalized to exploration and evaluation assets and PPE totaled $577,224 (2017 - $571,471, 2016 - $603,415).
(2)	Fair value of stock options earned and recognized as share based compensation during the respective reporting period.